SCHEDULE OF FUTURE ESTIMATED AMORTIZATION EXPENSE (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Intangible Asset, Goodwill and Other [Abstract]
2027	$ 204,092
2028	204,092
2029	204,092
2030	204,092
2031	204,092
Thereafter	1,865,588
Intangible assets, net	$ 2,886,048	$ 2,022,918